Consolidated Balance Sheet - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
ASSETS
Cash and due from banks	$ 6,437	$ 6,721
Interest-bearing deposits with banks	169,930	98,348
Cash and interest bearing deposits with banks	176,367	105,069
Trading loans, securities, and other	175,770	152,090
Non-trading financial assets at fair value through profit or loss	5,869	7,340
Derivatives	78,061	87,382
Financial assets designated at fair value through profit or loss	6,417	5,818
Financial assets at fair value through other comprehensive income	93,897	69,865
Total trading and non trading financial assets	360,014	322,495
Debt securities at amortized cost, net of allowance for credit losses	271,615	308,016
Securities purchased under reverse repurchase agreements	208,217	204,333
Loans
Residential mortgages	331,649	320,341
Consumer instalment and other personal	228,382	217,554
Credit card	40,639	38,660
Business and government	356,973	326,528
Total loans	957,643	903,083
Allowance for loan losses	(8,094)	(7,136)
Loans, net of allowance for loan losses	949,549	895,947
Other
Customers' liability under acceptances	0	17,569
Investment in Schwab	9,024	8,907
Goodwill	18,851	18,602
Other intangibles	3,044	2,771
Land, buildings, equipment, other depreciable assets, and right-of-use assets	9,837	9,434
Deferred tax assets	4,937	3,951
Amounts receivable from brokers, dealers, and clients	22,115	30,416
Other assets	28,181	27,629
Total other miscellaneous assets	95,989	119,279
Total assets	2,061,751	1,955,139
LIABILITIES
Trading deposits	30,412	30,980
Derivatives	68,368	71,640
Securitization liabilities at fair value	20,319	14,422
Financial liabilities designated at fair value through profit or loss	207,914	192,130
Total financial liabilities other than non-trading deposits and other	327,013	309,172
Deposits
Personal	641,667	626,596
Banks	57,698	31,225
Business and government	569,315	540,369
Total deposits, other than trading	1,268,680	1,198,190
Other
Acceptances	0	17,569
Obligations related to securities sold short	39,515	44,661
Obligations related to securities sold under repurchase agreements	201,900	166,854
Securitization liabilities at amortized cost	12,365	12,710
Amounts payable to brokers, dealers, and clients	26,598	30,872
Insurance contract liabilities	7,169	5,846
Other liabilities	51,878	47,574
Total other miscellaneous liabilities	339,425	326,086
Subordinated notes and debentures	11,473	9,620
Total liabilities	1,946,591	1,843,068
EQUITY
Contributed surplus	204	155
Retained earnings	70,826	73,008
Accumulated other comprehensive income (loss)	7,904	2,750
Total equity	115,160	112,071
Total liabilities and equity	2,061,751	1,955,139
Common shares [member]
EQUITY
Issued capital	25,373	25,434
Treasury shares	(17)	(64)
Total equity	25,373	25,434
Preferred shares and other equity instruments [member]
EQUITY
Issued capital	10,888	10,853
Treasury shares	(18)	(65)
Total equity	$ 10,888	$ 10,853